Notes relating to the consolidated statement of financial position - Defined Benefit Plans - Rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 25	€ 1
Ending balance	€ 7	€ 25	€ 1
Discount rate	1.30%	1.30%	1.30%
Term of Benefit Obligations	18 years
Weighted average age of the plan participants	43 years 9 months 18 days	46 years	48 years
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 1,007	€ 670	€ 486
Service cost	336	352	113
Interest expense / income ()	15	11	6
Contributions by plan participants	(116)	(148)	(64)
Actuarial gains (+) / losses (-)	35	124	131
Benefits paid / transfers out		(2)	(2)
Ending balance	1,277	1,007	670
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	982	669	486
Interest expense / income ()	16	10	7
Administrative costs and taxes	(32)	(46)	(19)
Contributions by company & participants	328	423	176
Contributions by plan participants	(116)	(148)	(64)
Actuarial gains (+) / losses (-)	92	76	85
Benefits paid / transfers out		(2)	(2)
Ending balance	€ 1,270	€ 982	€ 669